Investment Risks	Nov. 24, 2025
Defiance Daily Target 2X Long AA ETF | AA Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

AA Risks. The Fund invests in swap contracts and options that are based on the share price of AA. This subjects the Fund to certain of the same risks as if it owned shares of AA, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of AA, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long AA ETF | Indirect Investment in AA Risk [Member]
Prospectus [Line Items]
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●	Indirect Investment in AA Risk. AA is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of AA but will be exposed to the performance of AA (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from AA, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long AA ETF | AA Trading Risk [Member]
Prospectus [Line Items]
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●	AA Trading Risk. The trading price of AA may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence AA’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence AA’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for AA’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long AA ETF | AA Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●AA Performance Risk. AA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AA to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AA provides may not ultimately be accurate. If AA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AA could decline significantly.

Defiance Daily Target 2X Long AA ETF | Cyclical Aluminum Industry Risk [Member]
Prospectus [Line Items]
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●	Cyclical Aluminum Industry Risk. The aluminum industry and aluminum end-use markets are highly cyclical and are influenced by global economic conditions, the Chinese market, and overall consumer confidence. Demand for aluminum is sensitive to demand from industries such as commercial construction, transportation, and automotive, which may change as a result of factors beyond AA’s control. Global inventory levels, fluctuations in aluminum prices, and shifts in alumina and bauxite markets could have an adverse effect on AA’s profitability. A prolonged weak pricing environment, volatility in LME (London Metal Exchange) aluminum prices, or a deterioration in regional or product premiums could materially and adversely affect AA’s business, financial condition, and results of operations.

Defiance Daily Target 2X Long AA ETF | Energy Supply and Cost Risk [Member]
Prospectus [Line Items]
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●	Energy Supply and Cost Risk. AA’s refining and smelting operations consume significant amounts of electricity and natural gas. Rising energy costs, supply disruptions, and regulatory changes could materially increase production costs or cause curtailments of operations. Failure to secure long-term cost-effective energy arrangements, or curtailments due to uneconomic operations at its facilities could have a material adverse impact on AA’s operations and profitability.

Defiance Daily Target 2X Long AA ETF | Environmental, Climate, and Regulatory Risk [Member]
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●	Environmental, Climate, and Regulatory Risk. AA is subject to stringent environmental, health, and safety laws and regulations, which may increase costs or restrict operations. Climate change legislation, such as the European Union Carbon Border Adjustment Mechanism, could raise costs and reduce competitiveness. Physical risks from climate change, including extreme weather, droughts, and floods, could also disrupt operations or damage facilities. Additionally, failure to meet regulatory disclosure standards may lead to reputational harm, increased costs, or litigation.

Defiance Daily Target 2X Long AA ETF | Raw Material and Supply Chain Risk [Member]
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●	Raw Material and Supply Chain Risk. AA’s business depends on access to bauxite, alumina, energy, and other inputs. Increases in raw material costs, declines in quality, or supply chain disruptions due to inflation, trade restrictions, or logistical bottlenecks may negatively affect production volumes and profitability as well as inability to obtain, maintain, or renew permits or approvals necessary for our mining operations. AA may be exposed to significant legal proceedings, investigations, or changes in foreign and/or U.S. federal, state, or local laws, regulations, or policies.

Defiance Daily Target 2X Long AA ETF | Metals and Mining Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	●Metals and Mining Industry Risks: Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

Defiance Daily Target 2X Long AA ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long AA ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025  was 57.25%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 66.19%. The Underlying Security’s annualized performance during this period was 22.01%.  Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long AA ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
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Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long AA ETF | Leverage Risk [Member]
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Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long AA ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long AA ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long AA ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long AA ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long AA ETF | Intra-Day Investment Risk [Member]
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Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long AA ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long AA ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long AA ETF | ETF Risks [Member]
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Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long AA ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long AA ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long AA ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long AA ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long AA ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long AA ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long AA ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long AA ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long AA ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long AA ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long AA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long AA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long AA ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long AA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long AA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long AA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long AA ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long AA ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long CAE ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long CAE ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 35.80%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 48.30%. The Underlying Security’s annualized performance during this period was 11.44%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long CAE ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long CAE ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long CAE ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long CAE ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long CAE ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long CAE ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long CAE ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long CAE ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long CAE ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long CAE ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long CAE ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long CAE ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long CAE ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long CAE ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long CAE ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long CAE ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long CAE ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long CAE ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long CAE ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long CAE ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long CAE ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long CAE ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long CAE ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long CAE ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long CAE ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long CAE ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long CAE ETF | CAE Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

CAE Risks. The Fund invests in swap contracts and options that are based on the share price of CAE. This subjects the Fund to certain of the same risks as if it owned shares of CAE, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of CAE, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long CAE ETF | Indirect Investment in CAE Risk [Member]
Prospectus [Line Items]
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Indirect Investment in CAE Risk. CAE is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of CAE but will be exposed to the performance of CAE (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from CAE, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long CAE ETF | CAE Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●CAE Trading Risk. The trading price of CAE may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence CAE’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence CAE’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for CAE’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long CAE ETF | CAE Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●CAE Performance Risk. CAE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CAE to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CAE provides may not ultimately be accurate. If CAE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CAE could decline significantly.

Defiance Daily Target 2X Long CAE ETF | Growth and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth and Execution Risk. CAE has pursued growth through expansion in civil aviation training, defense and security contracts, and healthcare simulation solutions. This growth may not be sustainable, and past performance is not indicative of future results. If CAE fails to successfully integrate acquisitions, manage expansion, or adapt to changing industry conditions, its business, financial condition, and stock price could be materially adversely affected. Further, CAE’s ability to deliver on growth depends on maintaining access to skilled instructors, advanced technology, and capital investment, and shortages or cost increases in these areas could hinder its execution.

Defiance Daily Target 2X Long CAE ETF | Aerospace & Defense Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	●Aerospace & Defense Industry Risks. Companies in the aerospace and defense industry are subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. These companies often operate in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. Companies in this industry face heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks.

Defiance Daily Target 2X Long CAE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long CAE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long CSCO ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long CSCO ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 22.74%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 29.96%. The Underlying Security’s annualized performance during this period was 15.29%.  Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long CSCO ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long CSCO ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long CSCO ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long CSCO ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long CSCO ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long CSCO ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long CSCO ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long CSCO ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long CSCO ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long CSCO ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long CSCO ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long CSCO ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long CSCO ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long CSCO ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long CSCO ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long CSCO ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long CSCO ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long CSCO ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long CSCO ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long CSCO ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long CSCO ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long CSCO ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long CSCO ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long CSCO ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long CSCO ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long CSCO ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long CSCO ETF | CSCO Risks [Member]
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CSCO Risks. The Fund invests in swap contracts and options that are based on the share price of CSCO. This subjects the Fund to certain of the same risks as if it owned shares of CSCO, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of CSCO, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long CSCO ETF | Indirect Investment in CSCO Risk [Member]
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●

Indirect Investment in CSCO Risk. CSCO is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of CSCO but will be exposed to the performance of CSCO (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from CSCO, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long CSCO ETF | CSCO Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●CSCO Trading Risk. The trading price of CSCO may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence CSCO’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence CSCO’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for CSCO’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long CSCO ETF | CSCO Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●CSCO Performance Risk. CSCO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CSCO to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CSCO provides may not ultimately be accurate. If CSCO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CSCO could decline significantly.

Defiance Daily Target 2X Long CSCO ETF | CSCO Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CSCO Business Risks. CSCO’s operating results have fluctuated in the past and are expected to continue to fluctuate in future periods due to a variety of factors. These include variability in demand for networking, security, collaboration, and observability products and services; changes in customer spending plans and sales cycles; inventory management challenges; and price and product competition in the communications and networking industries. CSCO’s results are also affected by industry consolidation, the introduction and adoption of new technologies and standards, variations in product mix and sales channels, and the timing and size of customer orders. Additional factors such as fluctuations in gross margins, financial conditions affecting customers, suppliers, or channel partners, changes in tax or accounting rules, and the impact of strategic execution and restructuring initiatives may further contribute to unpredictability in operating results. As a result, prior operating performance should not be considered indicative of future results, and adverse developments in any of these areas could materially affect CSCO’s business, financial condition, and results of operations.

Defiance Daily Target 2X Long CSCO ETF | Communications Equipment Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Communications Equipment Industry Risks. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. These companies can also be significantly affected by intense competition, including competition with alternative technologies, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Defiance Daily Target 2X Long CSCO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long CSCO ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long EBAY ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long EBAY ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 33.04%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 36.13%. The Underlying Security’s annualized performance during this period was 11.18%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long EBAY ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long EBAY ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long EBAY ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long EBAY ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long EBAY ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long EBAY ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long EBAY ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long EBAY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long EBAY ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long EBAY ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long EBAY ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long EBAY ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long EBAY ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long EBAY ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long EBAY ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long EBAY ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long EBAY ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long EBAY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long EBAY ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long EBAY ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long EBAY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long EBAY ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long EBAY ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long EBAY ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long EBAY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long EBAY ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long EBAY ETF | EBAY Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

EBAY Risks. The Fund invests in swap contracts and options that are based on the share price of EBAY. This subjects the Fund to certain of the same risks as if it owned shares of EBAY, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of EBAY, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long EBAY ETF | Indirect Investment in EBAY Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Indirect Investment in EBAY Risk. EBAY is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of EBAY but will be exposed to the performance of EBAY (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from EBAY, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long EBAY ETF | EBAY Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●EBAY Trading Risk. The trading price of EBAY may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence EBAY’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence EBAY’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for EBAY’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long EBAY ETF | EBAY Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●EBAY Performance Risk. EBAY may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of EBAY to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance EBAY provides may not ultimately be accurate. If EBAY’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by EBAY could decline significantly.

Defiance Daily Target 2X Long EBAY ETF | EBAY Industry and Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	EBAY Industry and Business Risks. EBAY’s business is subject to risks arising from competition in the global e-commerce market, fluctuations in consumer spending, and variability in engagement on its platforms. Substantial competition from other online marketplaces, including large multinational platforms and specialized retailers, could reduce user activity, pressure pricing, and negatively impact revenues. EBAY’s international operations expose it to risks associated with cross-border trade, regulatory compliance in multiple jurisdictions, geopolitical developments, and foreign currency exchange rate fluctuations, all of which could adversely affect its financial performance.

EBAY’s ability to sustain user trust and platform activity depends on maintaining secure, reliable, and innovative technology. EBAY faces risks from fraudulent transactions on its marketplaces, cybersecurity threats, data breaches, and system outages, any of which could harm its reputation, increase costs, and reduce user confidence. Ongoing investment in payments systems and related financial services is required, and dependence on third-party providers adds operational and compliance risks under evolving legal and regulatory frameworks. EBAY may also face liability related to the sale of counterfeit, infringing, or illegal items by users, which can result in regulatory enforcement, investigations and disputes, litigation, and reputational damage.

Defiance Daily Target 2X Long EBAY ETF | Broadline Retail Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Broadline Retail Industry Risk. Companies in the broadline retail industry, including those operating through internet platforms and direct marketing channels, are subject to fluctuating consumer demand and intense competition, which may compel them to reduce profit margins to remain competitive. Unlike traditional brick-and-mortar retailers, online retailers and marketplaces often assume shipping costs or must pass such costs on to consumers, which can adversely affect profitability. In addition, companies in this industry are more exposed to cybersecurity risks due to their reliance on digital platforms to process, store, and transmit large volumes of data, including personal customer information, and are subject to increasing government regulation and oversight. A failure to prevent or mitigate data breaches or other security incidents could result in the loss or misuse of sensitive information, harm brand reputation, subject companies to litigation or regulatory scrutiny, and negatively impact financial performance.

Defiance Daily Target 2X Long EBAY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long EBAY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long EXEL ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long EXEL ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 37.82%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 43.25%. The Underlying Security’s annualized performance during this period was 13.42%.  Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long EXEL ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long EXEL ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long EXEL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long EXEL ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long EXEL ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long EXEL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long EXEL ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long EXEL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long EXEL ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long EXEL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long EXEL ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long EXEL ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long EXEL ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long EXEL ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long EXEL ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long EXEL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long EXEL ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long EXEL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long EXEL ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long EXEL ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long EXEL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long EXEL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long EXEL ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long EXEL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long EXEL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long EXEL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long EXEL ETF | EXEL Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

EXEL Risks. The Fund invests in swap contracts and options that are based on the share price of EXEL. This subjects the Fund to certain of the same risks as if it owned shares of EXEL, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of EXEL, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long EXEL ETF | Indirect Investment in EXEL Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Indirect Investment in EXEL Risk. EXEL is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of EXEL but will be exposed to the performance of EXEL (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from EXEL, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long EXEL ETF | EXEL Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●EXEL Trading Risk. The trading price of EXEL may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence EXEL’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence EXEL’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for EXEL’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long EXEL ETF | EXEL Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●EXEL Performance Risk. EXEL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of EXEL to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance EXEL provides may not ultimately be accurate. If EXEL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by EXEL could decline significantly.

Defiance Daily Target 2X Long EXEL ETF | EXEL Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	EXEL Business Risks. EXEL’s ability to generate revenue and cash flow is highly dependent on the commercial success of a limited number of oncology therapies. Any decline in sales, loss of market share, or inability to obtain regulatory approval for additional indications could materially affect its financial performance and reduce the value of the Fund’s investment. EXEL operates in a highly competitive segment of the biopharmaceutical industry, where larger companies may have greater resources to develop and market competing oncology treatments. If competing therapies are approved or adopted more broadly, EXEL may face reduced demand for its products. In addition, the company’s reliance on an effective commercial organization and third-party service providers and partners creates risks, as difficulties in recruiting or retaining sales, marketing, or access personnel could adversely affect its ability to maintain or expand product revenues. EXEL’ revenues are significantly influenced by coverage and reimbursement decisions from government programs and private insurers. Changes in healthcare policy, increased pricing pressures, or unfavorable reimbursement determinations could negatively impact revenues. Over time, the company is also exposed to generic competition as market exclusivity periods expire and as regulatory pathways accelerate the approval of lower-cost alternatives.

Defiance Daily Target 2X Long EXEL ETF | Biotechnology Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Defiance Daily Target 2X Long EXEL ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long EXEL ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long IBKR ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long IBKR ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 33.39%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 45.25%. The Underlying Security’s annualized performance during this period was 42.57%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long IBKR ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long IBKR ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long IBKR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long IBKR ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long IBKR ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long IBKR ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long IBKR ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long IBKR ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long IBKR ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long IBKR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long IBKR ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long IBKR ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long IBKR ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long IBKR ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long IBKR ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long IBKR ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long IBKR ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long IBKR ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long IBKR ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long IBKR ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long IBKR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long IBKR ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long IBKR ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long IBKR ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long IBKR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long IBKR ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long IBKR ETF | IBKR Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

IBKR Risks. The Fund invests in swap contracts and options that are based on the share price of IBKR. This subjects the Fund to certain of the same risks as if it owned shares of IBKR, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of IBKR, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long IBKR ETF | Indirect Investment in IBKR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Indirect Investment in IBKR Risk. IBKR is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of IBKR but will be exposed to the performance of IBKR (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from IBKR, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long IBKR ETF | IBKR Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●IBKR Trading Risk. The trading price of IBKR may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence IBKR’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence IBKR’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for IBKR’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long IBKR ETF | IBKR Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●IBKR Performance Risk. IBKR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of IBKR to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance IBKR provides may not ultimately be accurate. If IBKR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by IBKR could decline significantly.

Defiance Daily Target 2X Long IBKR ETF | IBKRÂ Business, Regulatory, and Structural Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	IBKR Business, Regulatory, and Structural Risks. IBKR’s revenues and earnings depend on trading volumes, interest rate levels, and overall market conditions, all of which can fluctuate significantly. Reduced trading activity or systemic market events could materially affect IBKR’s financial performance. IBKR operates in a highly regulated industry and is subject to evolving compliance requirements in the U.S. and abroad. The company also depends on complex proprietary technology, and any system failures, cybersecurity incidents, or data privacy breaches could disrupt operations and adversely affect results. A majority of IBKR’s voting power is controlled by its founder, which may limit other stockholders’ influence and deter a change of control that could benefit investors. In addition, IBKR relies on its operating subsidiary to distribute cash for tax obligations and expenses, which may restrict its financial flexibility.

Defiance Daily Target 2X Long IBKR ETF | Capital Markets Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Capital Markets Industry Risks. Companies in the capital markets industry, including brokerage firms, asset managers, exchanges, and other financial services providers, are especially subject to the adverse effects of economic downturns, fluctuations in currency exchange rates, changes in the availability and cost of capital, and volatile interest rates. These companies are also subject to extensive government regulation, which may change frequently and have significant adverse consequences, including effects not intended by such regulation. The impact of changes in capital requirements or future regulatory developments on individual companies or the industry as a whole cannot be predicted. Companies in the capital markets industry are further exposed to operational risks, including cybersecurity incidents, technology malfunctions, and disruptions to trading or settlement systems. These risks may be amplified for firms that operate online or through digital platforms, and failures in these areas could lead to financial losses, reputational harm, or increased regulatory scrutiny.

●	Capital Markets Industry Risks. Companies in the capital markets industry, including brokerage firms, asset managers, exchanges, and other financial services providers, are especially subject to the adverse effects of economic downturns, fluctuations in currency exchange rates, changes in the availability and cost of capital, and volatile interest rates. These companies are also subject to extensive government regulation, which may change frequently and have significant adverse consequences, including effects not intended by such regulation. The impact of changes in capital requirements or future regulatory developments on individual companies or the industry as a whole cannot be predicted. Companies in the capital markets industry are further exposed to operational risks, including cybersecurity incidents, technology malfunctions, and disruptions to trading or settlement systems. These risks may be amplified for firms that operate online or through digital platforms, and failures in these areas could lead to financial losses, reputational harm, or increased regulatory scrutiny.

Defiance Daily Target 2X Long IBKR ETF | Risks related to Cryptocurrency [Member]
Prospectus [Line Items]
Risk [Text Block]	●Risks related to Cryptocurrency. IBKR relies on third-party Cryptocurrency Service Providers (“CSPs”) to provide IBKR’s customers the ability to access cryptocurrency trading and custody services. The CSPs are responsible for securing the customers’ Cryptocurrency Assets and protecting them from loss or theft. A disruption in IBKR’s partnership with a CSP or in the services provided by a CSP, technical issues or disruptions on customers’ access to their CSP accounts and changes in laws and regulations regarding cryptocurrency may have adverse effects on IBKR’s business.

Defiance Daily Target 2X Long IBKR ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long IBKR ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long KLAC ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long KLAC ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 42.19%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 48.15%. The Underlying Security’s annualized performance during this period was 43.02%.  Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long KLAC ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long KLAC ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long KLAC ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long KLAC ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long KLAC ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long KLAC ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long KLAC ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long KLAC ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long KLAC ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long KLAC ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long KLAC ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long KLAC ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long KLAC ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long KLAC ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long KLAC ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long KLAC ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long KLAC ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long KLAC ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long KLAC ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long KLAC ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long KLAC ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long KLAC ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long KLAC ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long KLAC ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long KLAC ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long KLAC ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long KLAC ETF | KLAC Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

KLAC Risks. The Fund invests in swap contracts and options that are based on the share price of KLAC. This subjects the Fund to certain of the same risks as if it owned shares of KLAC, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of KLAC, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long KLAC ETF | Indirect Investment in KLAC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in KLAC Risk. KLAC is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of KLAC but will be exposed to the performance of KLAC (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from KLAC, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long KLAC ETF | KLAC Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	KLAC Trading Risk. The trading price of KLAC may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence KLAC’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence KLAC’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for KLAC’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long KLAC ETF | KLAC Performance Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]	●KLAC Performance Risk. KLAC may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of KLAC to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance KLAC provides may not ultimately be accurate. If KLAC’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by KLAC could decline significantly.

Defiance Daily Target 2X Long KLAC ETF | KLAC Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	KLAC Business Risks. KLAC’s business is closely tied to global demand for semiconductors and other electronic devices, which is cyclical and sensitive to macroeconomic conditions. Periods of reduced capital spending by semiconductor manufacturers, higher interest rates, or credit constraints could materially reduce orders for KLAC’s equipment and services. A significant portion of KLAC’s revenue is derived from customers outside the United States, exposing it to risks from tariffs, trade restrictions, export controls, and geopolitical tensions, particularly in Asia. In addition, the company operates in highly competitive markets characterized by rapid technological change, and failure to develop and commercialize advanced products in line with customer needs could result in loss of market share and reduced profitability. Further, KLAC may fail to comply with its obligations related to its financing which could impair KLAC’s ability to borrow needed funds, or require KLAC to repay debt sooner than KLAC planned.

Defiance Daily Target 2X Long KLAC ETF | Semiconductors & Semiconductor Equipment Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	●Semiconductors & Semiconductor Equipment Industry Risks. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Defiance Daily Target 2X Long KLAC ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long KLAC ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long MPWR ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long MPWR ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 53.23%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 59.80%. The Underlying Security’s annualized performance during this period was 26.11%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long MPWR ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long MPWR ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long MPWR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long MPWR ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long MPWR ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long MPWR ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long MPWR ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long MPWR ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long MPWR ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long MPWR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long MPWR ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long MPWR ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long MPWR ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long MPWR ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long MPWR ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long MPWR ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long MPWR ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long MPWR ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long MPWR ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long MPWR ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long MPWR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long MPWR ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long MPWR ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long MPWR ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long MPWR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long MPWR ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long MPWR ETF | Semiconductors & Semiconductor Equipment Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Semiconductors & Semiconductor Equipment Industry Risks. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Defiance Daily Target 2X Long MPWR ETF | MPWR Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

MPWR Risks. The Fund invests in swap contracts and options that are based on the share price of MPWR. This subjects the Fund to certain of the same risks as if it owned shares of MPWR, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of MPWR, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long MPWR ETF | Indirect Investment in MPWR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in MPWR Risk. MPWR is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of MPWR but will be exposed to the performance of MPWR (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from MPWR, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long MPWR ETF | MPWR Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MPWR Trading Risk. The trading price of MPWR may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence MPWR’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence MPWR’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for MPWR’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long MPWR ETF | MPWR Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●MPWR Performance Risk. MPWR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MPWR to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MPWR provides may not ultimately be accurate. If MPWR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MPWR could decline significantly.

Defiance Daily Target 2X Long MPWR ETF | Risks Related to Geographic Concentration, Supply Chain Dependence, and Market Competition [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Related to Geographic Concentration, Supply Chain Dependence, and Market Competition. MPWR’s business is heavily concentrated in Asia, with the majority of revenue derived from customers in China and other Asian markets. This geographic dependence exposes the company to risks related to changes in trade policy, tariffs, export restrictions, currency fluctuations, and political tensions in the region. In particular, increasing regulatory scrutiny in China, evolving U.S.–China trade relations, and geopolitical uncertainties involving Taiwan and Hong Kong could materially disrupt MPWR’s operations, supply chain, and access to customers. Adverse changes in these areas could result in higher costs, reduced sales, and limited market access. MPWR also relies on third-party suppliers and manufacturing partners, many of which are located in China. This dependence subjects MPWR to risks of supply interruptions, capacity shortages, and cost increases, particularly during periods of industry-wide semiconductor demand cycles or commodity price volatility. Disruptions in supplier relationships, delays in assembly and testing, or fluctuations in wafer pricing could impair MPWR’s ability to deliver products on time and at competitive costs. The semiconductor industry is highly cyclical and competitive, and larger competitors or customers developing products internally may further pressure margins and market share. MPWR also faces risks associated with product development and customer concentration. The company’s success depends on its ability to timely introduce new products that gain acceptance in the marketplace while accurately forecasting sales and managing inventory levels. In addition, a significant portion of revenue is generated from a limited number of customers, increasing exposure to the loss or reduction of business from any one customer. Failure to mitigate these risks could materially impact financial performance and operating results.

Defiance Daily Target 2X Long MPWR ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long MPWR ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long PFE ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long PFE ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 25.69%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 31.52%. The Underlying Security’s annualized performance during this period was -6.42%.  Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long PFE ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long PFE ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long PFE ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long PFE ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long PFE ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long PFE ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long PFE ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long PFE ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long PFE ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long PFE ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long PFE ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long PFE ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long PFE ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long PFE ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long PFE ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long PFE ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long PFE ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long PFE ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long PFE ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long PFE ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long PFE ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long PFE ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long PFE ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long PFE ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long PFE ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long PFE ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long PFE ETF | PFE Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

PFE Risks. The Fund invests in swap contracts and options that are based on the share price of PFE. This subjects the Fund to certain of the same risks as if it owned shares of PFE, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of PFE, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long PFE ETF | Indirect Investment in PFE Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Indirect Investment in PFE Risk. PFE is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of PFE but will be exposed to the performance of PFE (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from PFE, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long PFE ETF | PFE Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●PFE Trading Risk. The trading price of PFE may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence PFE’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence PFE’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for PFE’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long PFE ETF | PFE Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●PFE Performance Risk. PFE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PFE to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PFE provides may not ultimately be accurate. If PFE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PFE could decline significantly.

Defiance Daily Target 2X Long PFE ETF | Dependence on Key Products Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dependence on Key Products Risks. PFE generates a significant portion of its revenue from a limited number of products. As patents and regulatory exclusivity periods expire, PFE faces competition from generic and biosimilar products that can result in rapid and significant declines in revenue from those products. Loss of exclusivity for key medicines could materially and adversely affect PFE’s financial results.

Defiance Daily Target 2X Long PFE ETF | Research and Development Uncertainty Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Research and Development Uncertainty Risks. PFE invests substantial resources in research and development, but there is no guarantee that these investments will result in commercially successful products. Drug development is lengthy, costly, and subject to significant uncertainty, including clinical trial failures, unexpected safety concerns, or lack of market acceptance. Failure to develop new products or obtain regulatory approvals in a timely manner could adversely impact PFE’s competitive position and future growth.

Defiance Daily Target 2X Long PFE ETF | Pharmaceutical Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Pharmaceutical Industry Risk. Investing in pharmaceutical companies exposes investors (like the Fund) to various risks inherent in this industry. The profitability of these companies relies heavily on several factors including the development, procurement, and marketing of drugs, as well as the protection and exploitation of intellectual property rights and proprietary information. The expiration of patents or the inability to enforce intellectual property rights can significantly impact these companies. Moreover, the costs associated with research and development for new drugs are substantial and unpredictable. Intense competition, particularly from new products and generic alternatives, poses a challenge to pharmaceutical companies, potentially limiting their ability to raise prices and leading to price discounting. Additionally, research, development and manufacturing processes rely on third parties and failure by one or more of the third-party collaborators, service providers or others to complete activities on schedule or in accordance with expectations or to meet their contractual or other obligations could adversely affect these companies. Furthermore, the lengthy and costly process of obtaining regulatory approval from entities like the U.S. Food and Drug Administration presents uncertainties for these companies. There is no guarantee that they will obtain or maintain the necessary approvals. Government regulation and changes in reimbursement rates from third-party payors such as Medicare, Medicaid, and private insurance plans can further adversely affect pharmaceutical companies’ profitability. Additionally, their dependence on a limited number of products exposes them to risks associated with product obsolescence due to industry innovation, technological advancements, or other market developments. Further, various legal proceedings, including patent litigation, product liability and other litigation could have a material adverse effect on a company’s results of operations.

Defiance Daily Target 2X Long PFE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long PFE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long ERIC ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long ERIC ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 34.68%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 42.68%. The Underlying Security’s annualized performance during this period was -2.17%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long ERIC ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long ERIC ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long ERIC ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long ERIC ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long ERIC ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long ERIC ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long ERIC ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long ERIC ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long ERIC ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long ERIC ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long ERIC ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long ERIC ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long ERIC ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long ERIC ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long ERIC ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long ERIC ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long ERIC ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long ERIC ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long ERIC ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long ERIC ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long ERIC ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long ERIC ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long ERIC ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long ERIC ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long ERIC ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long ERIC ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long ERIC ETF | Communications Equipment Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Communications Equipment Industry Risks. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. These companies can also be significantly affected by intense competition, including competition with alternative technologies, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Defiance Daily Target 2X Long ERIC ETF | ERIC Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ERIC Risks. The Fund invests in swap contracts and options that are based on the share price of ERIC. This subjects the Fund to certain of the same risks as if it owned shares of ERIC, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of ERIC, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long ERIC ETF | Indirect Investment in ERIC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Indirect Investment in ERIC Risk. ERIC is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of ERIC but will be exposed to the performance of ERIC (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from ERIC, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long ERIC ETF | ERIC Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●ERIC Trading Risk. The trading price of ERIC may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence ERIC’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence ERIC’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for ERIC’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long ERIC ETF | ERIC Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●ERIC Performance Risk. ERIC may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ERIC to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ERIC provides may not ultimately be accurate. If ERIC’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ERIC could decline significantly.

Defiance Daily Target 2X Long ERIC ETF | ERIC Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	●ERIC Business Risks ERIC is subject to risks inherent in operating as a global provider of telecommunications infrastructure and enterprise connectivity solutions. ERIC’s significant international presence exposes it to geopolitical, trade, and legal risks, including sanctions, export controls, and restrictions that may limit its ability to conduct business in certain markets. Compliance with complex data privacy and telecommunications laws presents ongoing challenges, and ERIC currently is and has previously been subject to investigations and legal proceedings, with the possibility of future matters resulting in financial penalties, operational constraints, or reputational harm. ERIC is also subject to ongoing compliance with obligations under the National Security Agreement related to acquisition of Vonage Holdings Corp., which may adversely affect the Vonage business and subject the Company to additional liabilities. ERIC’s dependence on global supply chains for critical components creates exposure to shortages, delays, and cost volatility. In addition, reliance on digital platforms heightens vulnerability to cybersecurity breaches and system disruptions. Broader macroeconomic factors, such as currency fluctuations, inflation, and variability in customer capital expenditures, may further contribute to volatility in ERIC’s financial performance.

Defiance Daily Target 2X Long ERIC ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long ERIC ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long SE ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long SE ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 65.29%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 87.47%. The Underlying Security’s annualized performance during this period was -0.43%.  Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long SE ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long SE ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long SE ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long SE ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long SE ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long SE ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long SE ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long SE ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long SE ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long SE ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long SE ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long SE ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long SE ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long SE ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long SE ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long SE ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long SE ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long SE ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long SE ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long SE ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long SE ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long SE ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long SE ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long SE ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long SE ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long SE ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long SE ETF | SE Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

SE Risks. The Fund invests in swap contracts and options that are based on the share price of SE. This subjects the Fund to certain of the same risks as if it owned shares of SE, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of SE, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long SE ETF | Indirect Investment in SE Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Indirect Investment in SE Risk. SE is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of SE but will be exposed to the performance of SE (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from SE, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long SE ETF | SE Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	SE Trading Risk. The trading price of SE may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence SE’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence SE’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for SE’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long SE ETF | SE Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	SE Performance Risk. SE may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SE to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SE provides may not ultimately be accurate. If SE’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SE could decline significantly.

Defiance Daily Target 2X Long SE ETF | Regulatory and Operational Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory and Operational Risks. SE’s operations are subject to extensive and evolving regulatory frameworks in the jurisdictions in which it conducts business. These include, but are not limited to, requirements related to licensing, data protection, consumer protection, financial services, and online content. Changes in laws or regulations, or the imposition of new compliance obligations, could increase operating costs or limit SE’s ability to pursue certain business opportunities. In addition, SE’s operations depend on reliable logistics networks, supply chains, and technology infrastructure. Any material disruption in these areas could impair SE’s ability to provide its products and services and adversely impact its financial results.

Defiance Daily Target 2X Long SE ETF | Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Risks. SE operates in highly competitive industries, including e-commerce, digital entertainment, and digital financial services. The markets in which SE competes are characterized by rapid technological change, shifting consumer preferences, and the entry of new participants. Increased competition may place pressure on SE to increase spending on customer acquisition, reduce pricing, or expand service offerings, any of which could adversely affect margins and growth prospects. SE’s ability to maintain or expand its market position depends on its capacity to innovate, adapt to changing conditions, and execute its business strategies effectively.

Defiance Daily Target 2X Long SE ETF | Digital Entertainment Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
○

Digital Entertainment Industry Risks. The digital entertainment industry, which is a separate industry within the communication services sector, is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the digital entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the digital entertainment industry.

Defiance Daily Target 2X Long SE ETF | E-Commerce Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
○	E-Commerce Industry Risks. Companies in the e-commerce industry are subject to fluctuating consumer demand and intense competition, which may pressure profit margins as consumers have broad access to price information. Unlike traditional retailers, e-commerce companies often bear shipping and fulfillment costs, which can further affect profitability. In addition, these companies face heightened cybersecurity and data privacy risks due to their reliance on digital platforms and large-scale processing of customer information. A failure to prevent or mitigate data breaches or other technology disruptions could result in financial losses, litigation, regulatory scrutiny, and reputational harm.

Defiance Daily Target 2X Long SE ETF | Digital Financial Services Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Digital Financial Services Industry Risks. Companies in the digital financial services industry are subject to evolving regulatory frameworks, heightened competition, and shifts in consumer adoption of digital payment and lending platforms. These companies face increased exposure to cybersecurity and data privacy risks due to the processing and storage of sensitive personal and financial information. Regulatory changes, technology disruptions, or security breaches could result in financial losses, reputational damage, litigation, or increased compliance costs, any of which may adversely affect operating performance. SE’s digital financial services and products remain susceptible to potentially illegal or improper uses, which could damage its reputation and subject SE to liability. These may include the use of SE’s payment services in connection with fraudulent sales of goods or services, unauthorized purchases or transfers, software and other intellectual property piracy, money laundering, bank fraud and prohibited sales of restricted products. An increase in fraudulent or unlawful transactions or publicity regarding payment disputes could harm SE’s reputation and reduce consumer confidence in its services. The use of SE’s products and services for illegitimate, fraudulent, unlawful or similar transactions can also expose us to governmental and regulatory sanctions, including U.S. anti-money laundering and economic sanctions violations.

Defiance Daily Target 2X Long SE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long SE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long UPS ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long UPS ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended October 31, 2025 was 28.25%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 33.16%. The Underlying Security’s annualized performance during this period was -9.59%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long UPS ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long UPS ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long UPS ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long UPS ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long UPS ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long UPS ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long UPS ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long UPS ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long UPS ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long UPS ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long UPS ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long UPS ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long UPS ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long UPS ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long UPS ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long UPS ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long UPS ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long UPS ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long UPS ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long UPS ETF | Liquidity Risks [Member]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long UPS ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long UPS ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long UPS ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long UPS ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long UPS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long UPS ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long UPS ETF | UPS Risks [Member]
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UPS Risks. The Fund invests in swap contracts and options that are based on the share price of UPS. This subjects the Fund to certain of the same risks as if it owned shares of UPS, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of UPS, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long UPS ETF | Indirect Investment in UPS Risk [Member]
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Indirect Investment in UPS Risk. UPS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of UPS but will be exposed to the performance of UPS (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from UPS, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long UPS ETF | UPS Trading Risk [Member]
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●	UPS Trading Risk. The trading price of UPS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence UPS’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence UPS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for UPS’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long UPS ETF | UPS Performance Risk [Member]
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●	UPS Performance Risk. UPS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of UPS to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance UPS provides may not ultimately be accurate. If UPS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by UPS could decline significantly.

Defiance Daily Target 2X Long UPS ETF | Competitive and Market Risks [Member]
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●	Competitive and Market Risks. UPS operates in highly competitive markets for package delivery, logistics, and supply chain services. Competition from global and regional providers, as well as the emergence of new technologies that could alter traditional logistics models, may place pressure on UPS to reduce pricing, increase service levels, or expand its offerings. Such pressures could adversely affect profitability. UPS’s ability to maintain or enhance its market position depends on its operational efficiency, service reliability, and capacity to adapt to evolving customer demands. Changes in relationships with any significant customers, including the loss or reduction in business from one or more of them, could have a material adverse effect on UPS. Further, Failure to maintain brand image and corporate reputation could materially adversely affect UPS.

Defiance Daily Target 2X Long UPS ETF | Operational and Labor Risks [Member]
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●	Operational and Labor Risks. UPS relies on a large and complex global logistics network. Any significant disruption to its air, ground, or distribution systems, which could result from, among others, labor disputes, natural disasters, cybersecurity incidents, or technology failures, could materially impair UPS’s ability to serve customers and negatively affect financial performance. UPS’s workforce is heavily unionized, and collective bargaining negotiations may result in increased labor costs or work stoppages that could adversely impact operations.

Defiance Daily Target 2X Long UPS ETF | Regulatory and Environmental Risks [Member]
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●	Regulatory and Environmental Risks. UPS is subject to extensive regulation across the jurisdictions in which it operates, including transportation safety, labor, trade, data protection, and environmental requirements. Changes in regulatory standards or enforcement practices could increase compliance costs or limit operational flexibility. Environmental regulations relating to emissions, fuel efficiency, and sustainability targets may also require significant investments in fleet modernization and alternative energy infrastructure. Failure to effectively manage these regulatory obligations could adversely affect UPS’s financial condition and reputation.

Defiance Daily Target 2X Long UPS ETF | Air Freight & Logistics Industry Risks [Member]
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●	Air Freight & Logistics Industry Risks. Companies involved in air freight and logistics may be particularly sensitive to global economic fluctuations and demand variability, which can affect cargo volumes and pricing power. These businesses often face volatility in fuel costs, insurance premiums, labor expenses, tariffs, and commodity prices, all of which can erode profit margins. Moreover, they are especially vulnerable to supply chain disruptions arising from severe weather, port congestion, maritime accidents, labor strikes, or single-supplier dependencies. Geopolitical tensions, trade policy changes, and currency fluctuations may further impair operations or financial results.

Defiance Daily Target 2X Long UPS ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long UPS ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.